Other Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 97	$ 103	$ 93
Impairment loss on intangible assets acquired through recent business combinations	42
Research and development expenses
Finite Lived Intangible Assets [Line Items]
Impairment loss on intangible assets acquired through recent business combinations	25
Cost of sales
Finite Lived Intangible Assets [Line Items]
Impairment loss on intangible assets acquired through recent business combinations	$ 17
Acquired licenses and technologies
Finite Lived Intangible Assets [Line Items]
Impairment loss on intangible assets acquired through recent business combinations		$ 38	$ 1